Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Cash inflow from operations	$ 11,407	$ 16,963	$ 38,930	$ 17,629
Interest received	7	21	16	30
Finance costs paid	(781)	(331)	(2,064)	(1,762)
Tax paid	(6,042)	(2,158)	(8,318)	(4,504)
Net cash inflow from operating activities	4,591	14,495	28,564	11,393
Cash flows used in investing activities
Acquisition of property, plant and equipment	(6,751)	(9,573)	(17,389)	(20,175)
Acquisition of exploration and evaluation assets	(245)	(597)	(1,408)	(880)
Acquisition of put options	0	(1)	(408)	(812)
Net cash used in investing activities	(6,996)	(10,171)	(19,205)	(21,867)
Cash flows from financing activities
Dividends paid	(3,430)	(2,801)	(9,062)	(8,118)
Payment of lease liabilities	(39)	(36)	(114)	(108)
- Equity raise (net of transaction cost)	0	0	0	15,658
Proceeds from long term loans	1	0	2,033	0
Amounts received	0	0	1,939	7,000
Net cash (used in) from financing activities	(3,730)	(3,400)	(5,466)	7,182
Net (decrease) increase in cash and cash equivalents	(6,135)	924	3,893	(3,292)
Effect of exchange rate fluctuations on cash and cash equivalents	(134)	(1,209)	(496)	(1,396)
Net cash and cash equivalents at the beginning of the period	(1,366)	(2,907)	(11,032)	1,496
Net cash and cash equivalents at the end of the period	(7,635)	(3,192)	(7,635)	(3,192)
Motapa [member]
Cash flows from financing activities
Repayments of borrowings	0	(563)	0	(7,250)
Term loan [member]
Cash flows from financing activities
Repayments of borrowings	$ (262)	$ 0	$ (262)	$ 0